Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Other Assets Unclassified [Abstract]
Prepayments and Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments of promotion fees (a)	133,575	130,058
VAT recoverable (b)	92,483	95,899
Deposits, prepaid rental and property management fees	35,021	62,877
Prepayments for products procurement (c)	6,742	6,731
Others	36,820	70,626
	304,641	366,191

(a)

Prepayments of promotion fees mainly include prepayments made to online platforms for future services to promote the Group’s products through online advertising and prepaid short-term service fees to celebrity agencies and key opinion leaders.

(b)	VAT recoverable represent the balances that the Group can utilize to deduct its value-added tax liabilities in the future.
(c)	Prepayments for products procurement represent cash prepaid to the Group’s third-party suppliers for the procurement of products.